                              ------------------------
                                  MAIRS AND POWER
                                BALANCED FUND, INC.
                              ------------------------

3RD QUARTER REPORT

September 30, 1998
                                                               November 20, 1998
To Our Shareholders:

THIRD QUARTER RESULTS

  The third quarter proved to be an extremely difficult quarter for the stock market in response to growing investor concerns over the outlook for corporate profits, escalating international economic problems and presidential impeachment uncertainties. As a result, the Balanced Fund experienced its first negative return since the fourth quarter of 1994. Based on a September 30, 1998 net asset value of $45.85 per share, the Fund showed a negative return of -5.9% during the quarter after adjustment for the reinvestment of cash dividends. By way of comparison, returns for the major market indices were -10.0% for the Standard & Poor's 500 Stock Index (S&P 500), -12.0% for the Dow Jones Industrial Average
(DJIA) and +5.0% for the Lehman Bros. Gov't/Corp. Bond Index. For the first nine months of 1998, the Fund produced a positive return of +2.6% compared to returns of +6.0% for the S&P 500, +0.4% for the DJIA and +9.3% for the Lehman Bros. Gov't/Corp. Bond Index. Among other comparable funds, the Fund ranked 118 within a CDA/Wiesenberger universe of 339 domestic balanced mutual funds during the first nine months of the year.

  Despite dire predictions as to the fall-out effects of Southeast Asian economic problems, the U. S. economy performed quite well during the third quarter. Gross Domestic Product rose a solid 3.3% (preliminary basis) in response to a settlement in the eight-week old General Motors strike and continuing strength in consumer spending. In this regard, consumer spending held up remarkably well considering the stock market decline and a deteriorating level of consumer confidence. As expected, economic performance was adversely affected by a worsening balance of trade caused by a combination of Southeast Asian economic weakness and a stronger U. S. dollar. Corporate profits continued to increase on an operating basis but declined slightly aftertax as a result of a higher level of non-recurring charge-offs. Interest rates continued to decline, especially at the longer end of the curve, reflecting diminishing inflation concerns and increased anxiety over the future direction of the economy. In this regard, growing questions about future economic growth prompted the Federal Reserve to reduce the Federal funds rate by 1/4% on three separate occasions--September 29th, October 15th and November 17th. The second reduction was also accompanied by a similar drop in the Federal discount rate.

  As might be expected in a weak market environment, the best performing sectors during the quarter included such defensive groups as energy and utilities. Technology also did well as a result of unusual strength in computers and software. The weakest areas included financial services (banks and finance), consumer cyclicals (retailing) and transportation. Individual holdings in the Fund that performed the best included Firstar (+32.6%) and Amoco (+29.0%), both because of merger announcements, and National Computer Systems (+22.9%). The poorest performers included Merrill Lynch (-48.8%), Graco (-33.3%), Community First Bankshares (-32.2%) and American Express (-31.8%).

FUTURE OUTLOOK

  While the economy may be relatively sluggish over the next several quarters in view of continuing international economic problems in Southeast Asia and Latin America, a recession is not expected at this time. Consumer spending seems likely to remain reasonably strong in the face of continuing growth in total employment. Inflation shows no sign of increasing given the downward pressure on most commodity prices as well as an intensely competitive market place. Corporate earnings should continue to show at least a modest rate of growth on an operating basis as productivity gains offset cost increases in most industries.

  Although the spectacular market recovery, resulting from recent Federal Reserve moves to lower interest rates and restore confidence, has pushed valuation levels back to the historically high levels of last summer, we continue to be basically positive about market prospects for the coming year given diminishing prospects for a recession and the likelihood of further earnings growth. This is especially true for the small and mid-cap sectors of the market which have significantly lagged the valuation increase that has taken place for large capitalization issues. However, we hasten to add that market volatility is also expected to remain high in light of extended valuation levels and increased investor sensitivity to any changes in the fundamental outlook, either real or imaginary.

                                                                William B. Frels
                                                                       President

SCHEDULE OF INVESTMENTS   AT SEPTEMBER 30, 1998
-------------------------------------------------------------------------------

FIXED INCOME SECURITIES


 FACE                                                                                                     MARKET
AMOUNT           SECURITY DESCRIPTION                                                     COST            VALUE
----------  -----------------------------------------------------------------------   ------------     ------------
            U.S.TREASURY & FEDERAL AGENCY OBLIGATIONS  24.1%
$ 250,000   U.S. Treasury Bills                             5.050%        11/05/98     $  243,617       $  248,984
  200,000   U.S. Treasury Notes                             7.125%        09/30/99        197,172          204,812
  250,000   Federal Farm Credit Bank                         6.25%        04/29/03        250,000          252,891
  260,000   Federal Farm Credit Bank                         6.30%        06/09/03        260,000          263,737
  250,000   Federal Farm Credit Bank                         6.48%        02/09/06        250,000          250,156
  250,000   Federal Home Loan Bank                           6.25%        10/20/00        250,000          250,234
  250,000   Federal Home Loan Bank                          6.455%        02/22/02        250,000          255,703
  250,000   Federal Home Loan Bank                          6.885%        07/29/02        250,000          251,562
  250,000   Federal Home Loan Bank                          6.155%        10/30/02        250,000          251,797
  250,000   Federal Home Loan Bank                           6.55%        11/12/02        250,000          254,766
  250,000   Federal Home Loan Bank                          6.515%        12/02/02        250,000          250,625
  250,000   Federal Home Loan Bank                           6.30%        05/19/03        250,000          254,141
  250,000   Federal Home Loan Bank                           7.42%        07/08/03        250,000          254,063
  250,000   Federal Home Loan Bank                          6.315%        11/25/03        250,000          252,266
  250,000   Federal Home Loan Bank                          7.012%        07/14/04        250,000          254,141
  250,000   Federal Home Loan Bank                           7.00%        07/14/05        250,000          259,844
  250,000   Federal Home Loan Bank                           7.00%        08/15/07        250,000          260,391
  250,000   Federal Home Loan Bank                          7.075%        07/25/12        250,000          269,531
  250,000   Federal Home Loan Bank                           7.02%        01/28/13        250,000          251,641
  250,000   Federal Home Loan Bank                           6.50%        09/18/13        250,000          256,406
  250,000   Federal National Mortgage Association            7.23%        05/17/04        250,000          258,047
  500,000   Federal National Mortgage Association            6.45%        04/04/05        499,922          511,719
  250,000   Federal National Mortgage Association            6.26%        08/03/05        249,687          256,016
  250,000   Federal National Mortgage Association            7.50%        02/02/07        250,000          256,953
  250,000   Federal National Mortgage Association            7.68%        04/24/07        249,844          260,078
  250,000   Federal National Mortgage Association            7.43%        06/13/07        250,000          260,234
  250,000   Federal National Mortgage Association            6.41%        01/16/08        248,516          259,297
  250,000   Federal National Mortgage Association            6.52%        03/05/08        250,000          260,000
  250,000   Federal National Mortgage Association            6.56%        04/23/08        249,273          261,484
  250,000   Federal National Mortgage Association            6.58%        06/16/08        250,000          257,422
  250,000   Federal National Mortgage Association            7.15%        11/03/10        246,750          261,328
                                                                                      ------------     ------------
                                                                                        7,944,781        8,150,269
                                                                                      ------------     ------------
            OTHER NON-CONVERTIBLE BONDS  7.1%
  250,000   Household Finance Corp.                          7.00%        02/15/03        250,000          263,984
  265,000   J.C. Penney & Co.                                6.00%        05/01/06        239,613          272,784
  250,000   Merrill Lynch and Co., Inc.                      7.00%        04/27/08        247,978          272,031
  250,000   General Foods Corporation                        7.00%        06/15/11        240,000          267,734
  200,000   Ford Motor Company Debentures                    9.50%        09/15/11        199,836          271,438
  250,000   Goldman Sachs & Company                          8.00%        03/01/13        256,025          272,422
  250,000   Allstate Corp.                                   7.50%        06/15/13        218,938          274,688
  250,000   CNA Financial Corp.                              6.95%        01/15/18        247,317          250,391
  250,000   Lincoln National Corp.                           7.00%        03/15/18        249,867          258,203
                                                                                      ------------     ------------
                                                                                        2,149,574        2,403,675
                                                                                      ------------     ------------
            CONVERTIBLE BONDS  1.1%
  150,000   Cray Research, Inc.                             6.125%        02/01/11        101,000          125,250
  250,000   Noram Energy                                     6.00%        03/15/12        150,600          238,750
                                                                                      ------------     ------------
                                                                                          251,600          364,000
                                                                                      ------------     ------------
            NON-CONVERTIBLE AND CONVERTIBLE PREFERRED STOCK  1.5%
    6,000   Barclays Bank PLC, Series E                     $ 2.00                        150,000          153,000
    2,500   J. P. Morgan & Co., Series A., Adj Rate Pf      $ 5.00                        143,720          231,250
    2,000   St. Paul Capital Pf                             $ 3.00                        100,000          123,500
                                                                                      ------------     ------------
                                                                                          393,720          507,750
                                                                                      ------------     ------------
            TOTAL FIXED INCOME SECURITIES  33.8%                                      $10,739,675      $11,425,694
                                                                                      ------------     ------------
                                                                                      ------------     ------------


 NUMBER                                                                                                   MARKET
OF SHARES                          COMMON STOCKS                                          COST            VALUE
----------  -----------------------------------------------------------------------   ------------     ------------
            BASIC INDUSTRIES  7.5%
     9,000  Bemis Company, Inc.                                                       $  322,058       $  315,563
     5,000  Cooper Industries, Inc.                                                      186,470          203,750
     3,000  Delta Air Lines, Inc.                                                        206,976          291,750
     5,000  General Signal Corp.                                                         195,449          169,687
    18,000  Graco Inc.                                                                   147,460          418,500
    10,000  Ingersoll-Rand Company                                                       173,547          379,375
    10,000  Pentair, Inc.                                                                114,022          322,500
    10,000  Weyerhaeuser Company                                                         363,280          421,875
                                                                                     ------------     ------------
                                                                                       1,709,262        2,523,000
                                                                                     ------------     ------------
            CONSUMER  8.5%
     7,000  American Greetings Class A                                                   189,500          276,938
     6,000  Briggs & Stratton Corporation                                                 98,048          246,750
     7,000  Deluxe Corp.                                                                 196,774          199,062
     2,000  Eastman Kodak Company                                                         53,573          153,750
     3,000  General Mills, Inc.                                                          151,030          210,000
     6,000  Genuine Parts Company                                                        112,273          180,375
     6,000  Hershey Foods Corporation                                                    146,610          410,625
    15,000  Hormel (Geo. A.) & Company                                                   354,345          405,938
    10,000  Jostens, Inc.                                                                199,575          207,500
    10,000  Kimberly Clark                                                               471,200          405,000
    12,000  Sturm, Ruger & Co., Inc.                                                      71,460          187,500
                                                                                     ------------     ------------
                                                                                       2,044,388        2,883,438
                                                                                     ------------     ------------
            ENERGY  5.6%
     8,000  Amoco Corporation                                                            140,723          431,000
     3,000  Burlington Resources Inc.                                                     91,598          112,125
     4,000  Exxon Corporation                                                             20,793          282,500
     5,000  Mobil Corporation                                                             54,750          379,687
     5,000  Murphy Oil Corporation                                                       123,696          193,750
    10,000  Schlumberger, Limited                                                        330,590          508,750
                                                                                     ------------     ------------
                                                                                         762,150        1,907,812
                                                                                     ------------     ------------
            FINANCIAL  16.4%
     5,000  American Express Company                                                      99,215          388,125
     8,000  BankAmerica Corporation                                                      216,194          428,000
    20,000  Community First Bankshares, Inc.                                             232,780          355,000
    10,000  Firstar Corp.                                                                163,175          506,250
     5,062  Jefferson-Pilot Corp.                                                         60,323          306,251
    15,000  Merrill Lynch & Co., Inc.                                                    265,116          707,813
     5,000  J. P. Morgan & Co., Inc.                                                     187,765          423,125
    40,000  Norwest Corporation                                                           94,825        1,440,000
    12,000  ReliaStar Financial Corp.                                                    110,625          468,000
    15,000  U.S. Bancorp                                                                  58,358          534,375
                                                                                     ------------     ------------
                                                                                       1,488,376        5,556,939
                                                                                     ------------     ------------
            HEALTH CARE  10.8%
    12,000  American Home Products Corporation                                           182,542          631,500
     5,000  Baxter International Inc.                                                     70,751          298,438
     8,000  Bristol-Myers Squibb Company                                                 205,563          831,000
    18,000  Pfizer Inc.                                                                  129,344        1,903,500
                                                                                     ------------     ------------
                                                                                        588,200         3,664,438
                                                                                     ------------     ------------


 NUMBER                                                                                                   MARKET
OF SHARES                          COMMON STOCKS                                          COST            VALUE
----------  -----------------------------------------------------------------------   ------------     ------------
            TECHNOLOGY  10.3%
    10,000  AMP Incorporated                                                           $  321,892        $  357,500
    15,000  Corning Inc.                                                                  442,571           441,562
     6,000  Emerson Electric Co.                                                          128,697           373,500
     6,000  Honeywell Inc.                                                                157,148           384,375
     4,000  International Business Machines Corporation                                    96,740           514,000
    25,000  MTS Systems Corporation                                                       154,000           368,750
     6,000  Minnesota Mining & Manufacturing Company                                      326,172           442,125
    20,000  National Computer Systems, Inc.                                               121,380           590,000
                                                                                      ------------      ------------
                                                                                        1,748,600         3,471,812
            UTILITIES  2.5%
     5,000  American Water Works Company, Inc.                                            130,600           156,875
     7,000  GTE Corporation                                                                96,007           385,000
     6,000  U S West Inc.                                                                 142,035           315,000
                                                                                      ------------      ------------
                                                                                          368,642           856,875
                                                                                      ------------      ------------
            TOTAL COMMON STOCK  61.6%                                                   8,709,618        20,864,314
                                                                                      ------------      ------------
            OTHER ASSETS IN EXCESS OF LIABILITIES  4.6%                                                   1,562,994
                                                                                      ------------      ------------
            NET ASSETS  100%                                                          $19,449,293       $33,853,002
                                                                                      ------------      ------------
                                                                                      ------------      ------------


STATEMENT OF NET ASSETS    AT SEPTEMBER 30, 1998
-------------------------------------------------------------------------------
ASSETS

Investments as annexed, at market value (cost $11,504,512).......  $24,139,739
US Governments (cost $7,944,781).................................    8,150,269
Cash.............................................................    1,386,625
Dividends and interest receivable................................      214,923
Receivables for securities sold, not yet delivered...............            0
Prepaid expense..................................................       14,784
                                                                   -----------
                                                                   $33,906,340

LIABILITIES
Accrued management fee............................   $ 16,918
Accrued custodian and transfer agent fee..........        613
Payable for securities purchased, not yet.........     35,807           53,338
                                                     --------      -----------

NET ASSETS
Equivalent to $45.85 per share on 738,300 shares outstanding.....   $33,853,002
                                                                    -----------
                                                                    -----------


STATEMENT OF CHANGES IN NET ASSETS    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998
----------------------------------------------------------------------------------
NET ASSETS, December 31, 1997......................................   $ 28,789,592
Net investment income, per statement below.....   $  663,276
Net accrued income in price of shares sold and
repurchased (Note A)...........................            0
                                                  ----------
                                                     663,276
Distribution to Shareholders...................     (595,694)               67,582
                                                  ----------
Fund shares issued and repurchased:
   Received for 450,790 shares issued..........    6,831,037
   Paid for 28,760 shares repurchased..........   (1,771,662)            5,059,375
                                                  ----------
Increase in unrealized net appreciation
(depreciation) of investments......................................       (365,059)
Net gain (or loss) realized from sales of
securities.........................................................        301,512
Distribution from net realized gain................................              0
                                                                      ------------
NET ASSETS, September 30, 1998.....................................   $ 33,853,002
                                                                      ------------
                                                                      ------------


STATEMENT OF NET INVESTMENT INCOME    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998
----------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................................................    $  329,538
Interest...........................................................       550,502
                                                                       ----------
                                                                          880,040
EXPENSES
Management fee (Note B)........................   $  147,511
Fees and expenses of custodian, transfer agent
 and dividend disbursing agent (Note B)........       22,834
Legal and auditing fees and expenses...........       18,487
Insurance......................................        1,545
Other Fees and Expenses........................       26,387               216,764
                                                  ----------           -----------
NET INVESTMENT INCOME..............................................    $   663,276
                                                                       -----------
                                                                       -----------

 NOTE A: As of January 1, 1998, the Fund has retroactively elected to discontinue the use of the equalization method of accounting. The now current method being applied is more consistent with industry standard. The change has no impact on the net asset value per share.

 NOTE B: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was also paid to Mairs and Power, Inc. which serves as transfer agent.

 SUPPLEMENTARY INFORMATION: 1) Each director of the Fund not affiliated with Mairs and Power, Inc. received $1,500.00 compensation for meetings attended during this nine month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities during the nine months ended September 30, 1998 aggregated $7,377,001 and $2,963,302 respectively.

                       -------------------------------------
                                  Mairs and Power
                                Balanced Fund, Inc.
                       -------------------------------------
                                   A NO-LOAD FUND
           W-1420 First National Bank Building, 332 Minnesota Street,
                       St. Paul, Minnesota 55101-1363
                               651-222-8478

SUMMARY OF FINANCIAL INFORMATION
-------------------------------------------------------------------------------
This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                         PER SHARE
                                              ------------------------------------
                                                        DISTRIBUTIONS   DIVIDENDS
                                                         OF REALIZED    FROM NET
                     SHARES      TOTAL NET    NET ASSET   SECURITIES    INVESTMENT
       DATES       OUTSTANDING     ASSETS       VALUE       GAINS         INCOME
   -------------   -----------    ---------   --------- -------------   ----------
   Dec. 31, 1978     100,458   $ 1,439,598   $ 14.330       $ 0.350     $ 1.000
   Dec. 31, 1979     113,790     1,644,853     14.455         0.300       1.100
   Dec. 31, 1980     129,196     1,969,896     15.245         0.405       1.050
   Dec. 31, 1981     132,236     1,928,460     14.585                     1.205
   Dec. 31, 1982     135,050     2,274,421     16.840         0.330       1.250
   Dec. 31, 1983     155,828     2,907,432     18.660         0.105       1.170
   Dec. 31, 1984     155,810     2,729,570     17.520         0.550       1.170
   Dec. 31, 1985     183,348     3,837,245     20.930         0.345       1.095
   Dec. 31, 1986     253,724     5,395,111     21.265         1.870       0.975
   Dec. 31, 1987     295,434     5,772,298     19.540         1.090       1.055
   Dec. 31, 1988     317,426     6,569,555     20.695         0.420       1.115
   Dec. 31, 1989     344,486     7,886,058     22.890         0.330       1.075
   Dec. 31, 1990     366,158     8,075,488     22.055         0.065       1.065
   Dec. 31, 1991     400,276    10,676,264     26.670                     0.995
   Dec. 31, 1992     428,672    11,535,822     26.910         0.300       0.995
   Dec. 31, 1993     476,860    13,441,576     28.190         0.625       0.990
   Dec. 31, 1994     494,968    12,972,976     26.210         0.370       1.030
   Dec. 31, 1995     519,272    16,978,753     32.695         0.275       1.020
   Dec. 31, 1996     558,234    20,565,014     36.840         0.540       1.100
   Dec. 31, 1997     632,540    28,789,593     45.515         0.350       1.185
   Sep. 30, 1998     738,300    33,853,002     45.850                     0.850

Above data has been adjusted to reflect the 2-for-1 stock split paid to shareholders on June 22, 1998.

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

-------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS -- THE AVERAGE ANNUAL TOTAL RETURNS FOR THE
 FUND (PERIODS ENDED SEPTEMBER 30, 1998) ARE AS FOLLOWS:

        1 Year: +6.5%             5 Years: +14.2%        10 Years: +13.3%

PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
-------------------------------------------------------------------------------

                                 OFFICERS AND DIRECTORS
-------------------------------------------------------------------------------
William B. Frels  George A. Mairs, III      Peter G. Robb     Lisa J. Hartzell
 President and    Secretary and          Vice-President and       Treasurer
    Director          Director               Director

       Charlton Dietz         Donald E. Garretson         J. Thomas Simonet
          Director                  Director                   Director

                             Mairs and Power
                           Balanced Fund, Inc.